Annual Total Returns - Fidelity Freedom® 2060 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2060 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Freedom 2060 Fund - Retail Class
Bar Chart Table:
Annual Return 2015	(0.22%)
Annual Return 2016	8.61%
Annual Return 2017	22.10%
Annual Return 2018	(8.92%)
Annual Return 2019	25.43%
Annual Return 2020	18.12%
Annual Return 2021	16.52%